Accrued Expenses (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accrued Expenses [Abstract]
Accrued Expenses
Note 5 – Accrued Expenses

Accrued expenses and other liabilities consist of the following:

	As of September 30, 2018	As of December 31, 2017
Accrued research and development costs (1)	$224,786	$2,857,025
Accrued professional fees	404,940	267,646
Accrued compensation	41,605	1,886,638
Accrued other	214,615	385,896
Deferred rent	31,925	25,000
Total	$917,871	$5,422,205

(1)	Balance as of September 30, 2018 represents estimated close down NEWTON 2 trial costs.

Note 5 – Accrued Expenses

Accrued expenses and other liabilities consist of the following:

	December 31,
	2017	2016
Accrued research and development costs	$2,857,025	$654,795
Accrued professional fees	267,646	366,394
Accrued compensation	1,886,638	1,866,255
Accrued other	385,896	319,434
Deferred rent	25,000	6,837
Total	$5,422,205	$3,213,715